SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended
		Aug. 31, 2016 shares	Jan. 31, 2016 shares	Aug. 31, 2014 shares	Aug. 31, 2013 shares	Feb. 28, 2015 shares	Jul. 31, 2015 shares	Dec. 31, 2016 USD ($) Item $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2013 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options granted								412,059	347,563	554,433
Outstanding options								1,775,259	1,672,684	1,587,612	1,775,259	1,775,259		1,967,784
Exercise price | $ / shares	[1]							$ 6.90	$ 6.87	$ 6.64	$ 6.90	$ 6.90		$ 2.51
Share-based compensation expense | $								$ 2,580	$ 1,633	$ 852
Closing share price | $ / shares								$ 6.55			$ 6.55	$ 6.55
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options granted								5,250,983
Ordinary shares, par value per share | ₪ / shares													₪ 0.01
Shares available for issuance								307,756			307,756	307,756
Vesting period								4 years
Options, contractual term								10 years
Options, contractual term from termination								3 months
Weighted average fair value of options granted | $ / shares								$ 3.95	$ 2.75	$ 3.57
Period over which compensation expense will be recognized								3 years
Unrecognized compensation cost related to stock options | $								$ 2,136			$ 2,136	$ 2,136
Stock Option [Member] | Stock Options Subject To Performance Conditions That Were Not Met [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options								62,782			62,782	62,782
Stock Option [Member] | Vesting in Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								25.00%
Stock Option [Member] | Vesting in Year Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								25.00%
Stock Option [Member] | Vesting in Year Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								25.00%
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
Period over which compensation expense will be recognized					1 year 3 months
Unrecognized compensation cost related to stock options | $								$ 120			$ 120	$ 120
Restricted shares, granted					156,060
Vesting milestones
(i) the vesting of 104,040 restricted shares is subject to the occurrence of a change of control event, as defined; and (ii) the vesting of 52,020 restricted shares is subject to: (a) the occurrence of a change of control event, as defined and (b) the achievement of a market cap milestone, as defined.

Restricted shares that will vest subject to the occurrence of a change of control event					104,040
Restricted shares that will vest after meeting market cap milestone					52,020
Restricted shares which will vest according to their vesting schedule, change in control event								104,040
Restricted shares which will vest according to their vesting schedule, market cap milestone								52,020
Share-based compensation expense | $								$ 545	$ 412	$ 412
Awards granted												165,580
Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted								222,927	167,898	277,249		668,074
Restricted Share Units [Member] | RSUs awarded in August 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Period over which compensation expense will be recognized								1 year 7 months 6 days
Share-based compensation expense | $								$ 430	$ 397	$ 170
Awards granted				277,249
Total unrecognized compensation expense | $								$ 677			677	$ 677
Restricted Share Units [Member] | RSUs awarded in January and February 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over which compensation expense will be recognized								2 years
Share-based compensation expense | $								$ 145	153
Awards granted						160,398
Total unrecognized compensation expense | $								$ 314			314	314
Restricted Share Units [Member] | RSUs awarded in February and July 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Individuals To Whom Awards Granted | Item								2
Share-based compensation expense | $								$ 20	$ 24
Awards granted							7,500
Restricted Share Units [Member] | RSUs awarded in January 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Period over which compensation expense will be recognized								3 years
Share-based compensation expense | $								$ 301
Awards granted			189,177
Total unrecognized compensation expense | $								$ 905			905	905
Restricted Share Units [Member] | RSUs awarded in August 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over which compensation expense will be recognized								1 year
Share-based compensation expense | $								$ 98
Awards granted		33,750
Total unrecognized compensation expense | $								$ 138			$ 138	$ 138
Restricted Stock Units RSU Subject To Performance Conditions That Were Not Met [Member] | RSUs awarded in January and February 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted											31,391
Restricted Stock Units RSU Subject To Vesting Conditions [Member] | RSUs awarded in January and February 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years
Awards granted						129,007

[1]	In dollars per share.